ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Mar. 27, 2026
Disclosure of analysis of other comprehensive income by item [line items]
Exchange ratio, exchangeable shares						1
Beginning balance				$ 15,311	$ 17,308
Other comprehensive income (loss)		$ (30)	$ 652	76	838
Ending balance		15,439	15,321	15,439	15,321
Class A shareholders
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				5,451	5,117
Other comprehensive income (loss)				35	416
Ending balance		5,431	5,426	5,431	5,426
Foreign currency translation | Class A shareholders
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				(656)	(984)
Other comprehensive income (loss)				3	334
Ending balance		(653)	(650)	(653)	(650)
FVOCI | Class A shareholders
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				281	62
Other comprehensive income (loss)				9	226
Ending balance		290	288	290	288
Other | Class A shareholders
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				172	264
Other comprehensive income (loss)				23	(144)
Ending balance		195	120	195	120
Accumulated other comprehensive income (loss) | Class A shareholders
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[1]			(203)	(658)
Other comprehensive income (loss)	[1]			35	416
Ending balance	[1]	$ (168)	$ (242)	$ (168)	$ (242)

[1]	See Note 21 for additional information.